Expenses by Nature - Schedule of Payroll and Employee Benefits (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule of Payroll and Employee Benefits [Abstract]
Salaries, allowances, bonus, benefits and in kind	$ 206,873	$ 120,523
Share based payments	870,000	1,529,138
Payroll and employee benefits incurred and classified as cost of revenue